Machinery, equipment and improvements on leased assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Machinery, equipment and improvements on leased assets
7.	Machinery, equipment and improvements on leased assets

As of December 31, 2016, 2017 and 2018, the machinery, equipment and improvements on leased assets are comprised as follows:

	Balance as of January 1, 2016		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2016
Investment:
Machinery and equipment	Ps.	1,907,231	Ps.	155,957	Ps.	(16,257)	Ps.	134,374	Ps.	2,181,305
Office furniture and equipment		174,688		39,878		(14,182)		8,292		208,676
Computer equipment		508,373		90,195		(28,346)		26,430		596,652
Transportation equipment		36,847		4,081		(1,000)		2,109		42,037
Communication equipment		28,528		1,904		(2,208)		—		28,224
Improvements on leased buildings		16,473		24,985		—		—		41,458
Total investment		2,672,140		317,000		(61,993)		171,205		3,098,352

	Balance as of January 1, 2016		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2016
Accumulated depreciation:
Machinery and equipment		(681,636)		(189,241)		15,838		(71,797)		(926,836)
Office furniture and equipment		(100,130)		(10,238)		12,330		(10,015)		(108,053)
Computer equipment		(293,648)		(86,520)		27,888		(24,753)		(377,033)
Transportation equipment		(23,172)		(5,469)		1,000		(2,733)		(30,374)
Communication equipment		(13,112)		(2,879)		1,710		—		(14,281)
Improvements on leased buildings		(4,849)		(6,533)		—		—		(11,382)
Total accumulated depreciation		(1,116,547)		(300,880)		58,766		(109,298)		(1,467,959)
Net amounts	Ps.	1,555,593	Ps.	16,120	Ps.	(3,227)	Ps.	61,907	Ps.	1,630,393

	Balance as of January 1, 2017		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2017
Investment:
Machinery and equipment	Ps.	2,181,305	Ps.	175,457	Ps.	(49,970)	Ps.	(37,872)	Ps.	2,268,920
Office furniture and equipment		208,676		40,958		(6,427)		(2,309)		240,898
Computer equipment		596,652		136,915		(12,751)		(10,232)		710,584
Transportation equipment		42,037		6,650		(1,220)		(399)		47,068
Communication equipment		28,224		2,386		(178)		—		30,432
Improvements on leased buildings		41,458		30,140		—		—		71,598
Total investment		3,098,352		392,506		(70,546)		(50,812)		3,369,500
Accumulated depreciation:
Machinery and equipment		(926,836)		(195,382)		33,308		17,339		(1,071,571)
Office furniture and equipment		(108,053)		(16,363)		5,641		1,682		(117,093)
Computer equipment		(377,033)		(101,207)		11,373		7,354		(459,513)
Transportation equipment		(30,374)		(5,960)		1,220		556		(34,558)
Communication equipment		(14,281)		(2,629)		134		—		(16,776)
Improvements on leased buildings		(11,382)		(2,919)		—		—		(14,301)
Total accumulated depreciation		(1,467,959)		(324,460)		51,676		26,931		(1,713,812)

Net amounts	Ps.	1,630,393	Ps.	68,046	Ps.	(18,870)	Ps.	(23,881)	Ps.	1,655,688

	Balance as of January 1, 2018		Additions		Divestitures		Currency translation effect		Balance as of December 31, 2018
Investment:
Machinery and equipment	Ps.	2,268,920	Ps.	444,495	Ps.	(62,642)	Ps.	15,759	Ps.	2,666,532
Office furniture and equipment		240,898		61,414		(1,455)		469		301,326
Computer equipment		710,584		107,381		(9,104)		5,602		814,463
Transportation equipment		47,068		13,537		(3,072)		562		58,095
Communication equipment		30,432		1,633		(911)		—		31,154
Improvements on leased buildings		71,598		3,995		(4,010)		—		71,583
Total investment		3,369,500		632,455		(81,194)		22,392		3,943,153
Accumulated depreciation:
Machinery and equipment		(1,071,571)		(221,674)		55,770		(2,229)		(1,239,704)
Office furniture and equipment		(117,093)		(20,839)		1,864		(197)		(136,265)
Computer equipment		(459,513)		(135,272)		9,054		(305)		(586,036)
Transportation equipment		(34,558)		(8,177)		3,066		(190)		(39,859)
Communication equipment		(16,776)		(2,354)		786		—		(18,344)
Improvements on leased buildings		(14,301)		(3,328)		917		—		(16,712)
Total accumulated depreciation		(1,713,812)		(391,644)		71,457		(2,921)		(2,036,920)
Net amounts	Ps.	1,655,688	Ps.	240,811	Ps.	(9,737)	Ps.	19,471	Ps.	1,906,233

 As of December 31, 2016, 2017 and 2018, the net balances of machinery, equipment and improvements on leased assets are:

	December 31, 2016		December 31, 2017		December 31, 2018
Net amounts:
Machinery and equipment	Ps.	1,254,469	Ps.	1,197,349	Ps.	1,426,828
Office furniture and equipment		100,623		123,805		165,061
Computer equipment		219,619		251,071		228,427
Transportation equipment		11,663		12,510		18,236
Communication equipment		13,943		13,656		12,810
Improvements on leased buildings	30,076			57,297		54,871
Total amounts	Ps.	1,630,393	Ps.	1,655,688	Ps.	1,906,233

The Company has several buildings under operating leasing for office use. In Note 33, the costs and obligations under these leases are disclosed.